STOCKHOLDERS' EQUITY - Preferred Stock (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 10, 2021 shares	Aug. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2016 shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Preferred Stock, Shares Issued					0	0	260,582,311
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Northern Genesis Acquisition Corp. II
Class of Stock [Line Items]
Number Of Exchanged Shares Issued	87,078,781
Series C Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued		20,949,454					62,492,367	962,298
Preferred stock price per share | $ / shares		$ 3.50					$ 3.34
Proceeds from issuance of preferred stock | $		$ 70.0
Founders Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				1,788,375			484,912
Preferred stock price per share | $ / shares							$ 0.00
Reverse Stock Spilt ratio				6.00%
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued			76,010				97,945,845
Preferred stock price per share | $ / shares							$ 0.91
Reverse stock split ratio			0.111
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued							10,902,512
Preferred stock price per share | $ / shares							$ 0.10